Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY AWARDS GRANT POLICY
Except with respect to certain elements of
non-employee
director compensation, we do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, although historically we have granted such awards to our existing executive officers and employees at least annually and to newly-hired employees upon or shortly after the commencement of their employment. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives. We do not consider material non-public
information when determining the timing or terms of equity awards, nor do we time disclosures of material non-public
information for the purpose of affecting the value of executive compensation with such awards.
Authority to grant equity awards to our employees rests with our People & Compensation Committee, although our People & Compensation Committee has delegated authority to our Chief Executive Officer and President and Chief Operating Officer to grant equity awards to non-executive
employees within prescribed limits set by our People & Compensation Committee. With respect to our executive officers, except for our Chief Executive Officer, recommendations for equity awards are made by our Chief Executive Officer and reviewed and approved by our People & Compensation Committee.
Under the terms of our 2021 Equity Incentive Plan, pursuant to which new equity awards are granted, the exercise price of any option (which we have not granted since 2022) to purchase shares of our common stock awarded under the plan must be equal to at least 100% of the fair market value of our common stock (which is determined based on the closing sales price of our common stock on the Nasdaq Global Market) on the date of grant.

Award Timing Method
Except with respect to certain elements of
non-employee
director compensation, we do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, although historically we have granted such awards to our existing executive officers and employees at least annually and to newly-hired employees upon or shortly after the commencement of their employment. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives. We do not consider material non-public
information when determining the timing or terms of equity awards, nor do we time disclosures of material non-public
information for the purpose of affecting the value of executive compensation with such awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Authority to grant equity awards to our employees rests with our People & Compensation Committee, although our People & Compensation Committee has delegated authority to our Chief Executive Officer and President and Chief Operating Officer to grant equity awards to non-executive
employees within prescribed limits set by our People & Compensation Committee. With respect to our executive officers, except for our Chief Executive Officer, recommendations for equity awards are made by our Chief Executive Officer and reviewed and approved by our People & Compensation Committee.
MNPI Disclosure Timed for Compensation Value	false